Cover	Feb. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2024
Entity File Number	001-36556
Entity Registrant Name	El Pollo Loco Holdings, Inc.
Entity Central Index Key	0001606366
Entity Tax Identification Number	20-3563182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3535 Harbor Blvd Suite 100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	599-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock Par Value 0. 01 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LOCO
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ